COMMON STOCK AND STOCK INCENTIVE PLANS - Stock Incentive Plans (Details) - shares		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015	Dec. 31, 2014
2017 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized		2,000,000
Number of ordinary shares available for issuance pursuant to future grants		2,960,940	960,940
2006 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized		1,500,000
Number of additional shares authorized	1,500,000
Number of shares transferred from the prior plan		8,474,347
Number of ordinary shares available for issuance pursuant to future grants				1,022,114	879,021
2006 Equity Incentive Plan | Minimum
Stock Incentive Plans
Vesting period		1 year
2006 Equity Incentive Plan | Maximum
Stock Incentive Plans
Vesting period		4 years
2006 Equity Incentive Plan | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Number of awards outstanding (in shares)		2,042,798
2006 Equity Incentive Plan | Employee and Directors Stock Options
Stock Incentive Plans
Vesting period		4 years
2006 Equity Incentive Plan | Employee and Directors Stock Options | Maximum
Stock Incentive Plans
Expiration term		7 years
2006 Equity Incentive Plan | Stock Options and Stock Appreciation Rights | Minimum
Stock Incentive Plans
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant		100.00%
2006 Equity Incentive Plan | Incentive Stock Option | Minimum
Stock Incentive Plans
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant		110.00%
Percentage of voting power required of the company's stock for specified exercise price		10.00%
2006 Equity Incentive Plan | Incentive Stock Option | Maximum
Stock Incentive Plans
Expiration term		5 years
Percentage of voting power required of the company's stock for specified vesting period		10.00%